CONSOLIDATED BALANCE SHEET - USD ($)	Dec. 31, 2025	Mar. 18, 2025
Assets [Abstract]
Prepaid expenses	$ 11,784
Total current assets	11,784
Total assets	11,784
LIABILITIES AND SHAREHOLDER'S DEFICIT
Due to holding company	$ 27,454
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]
Total liabilities	$ 27,454
Common Shares, $1.00 par value, 50,000 shares authorized, 1 share issued and outstanding	1
Accumulated deficit	(15,671)
Total shareholder's deficit	(15,670)	$ 0
Total liabilities and shareholder's deficit	$ 11,784